Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
XCEL 401(k)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment	Xcel Energy 401(k) Savings Plan, EIN 41-0448030, Plan 003
Attachment to Form 5500, Schedule H, Part IV, Line 4(i):

	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	Cost **	Current Value
*	Vanguard	Vanguard Institutional 500 Index Trust	**	$684,381,801
*	Vanguard	Vanguard PRIMECAP Fund Admiral Shares	**	278,886,587
*	Vanguard	Vanguard Mid-Cap Index Fund Institutional Plus Shares	**	239,128,271
*	Vanguard	Vanguard Developed Market Index Institutional Plus	**	212,086,744
*	Vanguard	Vanguard Institutional Total Bond Market Index Trust	**	210,656,983
*	Vanguard	Vanguard Target Retirement 2045 Trust Plus	**	163,450,120
*	Vanguard	Vanguard Target Retirement 2050 Trust Plus	**	154,152,015
*	Vanguard	Vanguard Target Retirement 2035 Trust Plus	**	151,244,349
*	Vanguard	Vanguard Target Retirement 2030 Trust Plus	**	145,541,141
*	Vanguard	Vanguard Target Retirement 2040 Trust Plus	**	137,895,500
*	Vanguard	Vanguard Small Cap Index Fund Institutional Plus Shares	**	123,897,001
*	Vanguard	Vanguard Federal Money Market	**	118,063,480
*	Vanguard	Vanguard Target Retirement 2025 Trust Plus	**	106,423,151
***		Self-Directed Brokerage Fund	**	103,624,911
	BlackRock	BlackRock Total Return Bond Fund; Class M	**	92,386,594
*	Vanguard	Vanguard Target Retirement 2055 Trust Plus	**	89,891,538
*	Vanguard	Vanguard Emerging Markets Stock Index Fund Institutional Shares	**	70,370,986
*	Vanguard	Vanguard Target Retirement 2060 Trust Plus	**	53,994,007
*	Vanguard	Vanguard Target Retirement 2020 Trust Plus	**	52,343,489
*	Vanguard	Vanguard Target Retirement Income Trust Plus	**	45,463,385
*	Vanguard	Vanguard Target Retirement 2065 Trust Plus	**	19,224,222
*	Vanguard	Vanguard Institutional Extended Market Index Trust	**	11,605,665
*	Vanguard	Vanguard Target Retirement 2070 Trust Plus	**	3,828,616
*	Vanguard	Vanguard Target Retirement Income and Growth Trust Plus	**	1,543,617
*		Notes receivable from participants, net of deemed distributions of $117,491 — Interest rates from 4.25% - 9.50% with maturities ranging from 2026 - 2040		17,903,047
				$3,287,987,220

*		Party in Interest
**		Historical cost is not required for participant-directed funds.
***		$10,241,639 is invested in Vanguard managed securities.

See accompanying report of the Independent Registered Public Accounting Firm